Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flow Hedges, Tax	$ (2.6)	$ 2.9	$ 8.3
Securities Available for Sale, Tax	(0.3)	0.4	1.4
Amortization of Pension and OPEB Deferred Costs, Tax	0.6	2.6	11.8
Pension and OPEB Funded Status, Tax	(13.9)	0.6	95.1
Appalachian Power Co [Member]
Cash Flow Hedges, Tax	(0.1)	0.4	0.9
Amortization of Pension and OPEB Deferred Costs, Tax	(1.0)	(0.7)	0.8
Pension and OPEB Funded Status, Tax	(3.1)	1.5	16.0
Indiana Michigan Power Co [Member]
Cash Flow Hedges, Tax	0.6	0.8	2.3
Amortization of Pension and OPEB Deferred Costs, Tax	0.0	0.1	0.4
Pension and OPEB Funded Status, Tax	(1.9)	(0.3)	4.6
Ohio Power Co [Member]
Cash Flow Hedges, Tax	(0.7)	(0.8)	(0.2)
Amortization of Pension and OPEB Deferred Costs, Tax	0.0	0.0	6.7
Pension and OPEB Funded Status, Tax	0.0	0.0	35.2
Public Service Co Of Oklahoma [Member]
Cash Flow Hedges, Tax	(0.4)	(0.4)	(0.4)
Southwestern Electric Power Co [Member]
Cash Flow Hedges, Tax	1.1	1.2	1.2
Amortization of Pension and OPEB Deferred Costs, Tax	(0.5)	(0.5)	(0.1)
Pension and OPEB Funded Status, Tax	$ (1.6)	$ (0.2)	$ 4.0